Sizzle Acquisition	6 Months Ended
Dec. 31, 2024
Sizzle Acquisition [Abstract]
SIZZLE ACQUISITION
30.	SIZZLE ACQUISITION

On 26 October 2022, European Lithium Ltd (EUR) announced that it had entered into an acquisition agreement with Sizzle Acquisition Corp., a US special purpose acquisition company listed on NASDAQ (NASDAQ:SZZL) (Sizzle), pursuant to which EUR will effectively sell down its shareholding in European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH (collectively EUR Austria), which hold the Wolfsberg Lithium Project and certain other mineral permits prospective for lithium in Austria, in consideration for the issue of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023 and on 22 February 2024, Sizzle shareholders approved the transaction as a special meeting. CRML commenced trading on the Nasdaq on 28 February 2024.

The Company has accounted for the Transaction in accordance with the March 2013 IFRIC Agenda Decision. The Company’s listing expenses includes the value of shares provided to Sizzle founding shareholders net of the net assets acquired in Sizzle. The listing expense of $63,410,794 has been calculated by the Company comprising:

◾	4,221,600 shares in CRML to Sizzle founding shareholders, which in accordance with AASB 2 have been valued using the Sizzle common share price of $10.20 per share,

◾	91,999 shares in CRML to Sizzle existing shareholders, which in accordance with AASB 2 have been valued using the Sizzle common share price of $10.20 per share,

◾	799,600 public shares in CRML acquired by Empery, which in accordance with AASB 2 have been valued using a share price of $11.03 per share being the price paid for the shares by Empery on the open market, and

◾	At completion of the Transaction, Sizzle had a net liability position of $10,473,822 as set out below.

In accordance with IFRS 2, the Company has treated the difference between the net liability position and fair value of the shares and warrants of $67,797,276 as a listing expense.

30 June 2024 $
Fair value of equity instruments to have been issued by CRML
Sizzle share consideration price	$10.20
Total number of Sizzle shares at closing
Sponsor shares	4,221,600
Sizzle Public shares	91,999
4,313,599

Total fair value of equity instruments issued to Sizzle shareholders	43,998,710

Fair value of identifiable net assets of Sizzle:
Cash and cash equivalent	9,835,289
Proceeds from trust account attributable to not redeemed shares held by Empery	(8,819,744)
Accrued offering costs and expenses	(11,979,192)
Excise tax payable	(1,630,890)
Deferred underwriters fee	(8,150,000)
Income tax payable	(675,442)
Promissory note – related party	(1,459,437)
Listed warrants	(919,150)
Fair value of identifiable net assets of Sizzle at 29 February 2024	(23,798,566)

IFRS 2 listing expense	67,797,276